Acquisitions (Details) $ in Millions		6 Months Ended		12 Months Ended
	Jan. 21, 2026 USD ($)	Jun. 27, 2026 USD ($)	Jun. 28, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Number of businesses acquired, deemed to be business combinations				0
Cash flows used in obtaining control of subsidiaries or other businesses		$ 221	$ 8
Aggregate identifiable assets acquired and liabilities assumed
Cash transferred net of cash acquired		220
Cash acquired		5
Payments of deferred and contingent consideration		1	8
Goodwill		3,236	$ 3,111	$ 3,108
Acquisitions		140
Foreign exchange movements		$ (12)
Integrity Orthopaedics Inc.
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	100.00%
Contingent consideration	$ 165
Contingent consideration, measurement period for financial performance milestones	3 years
Initial cash consideration	$ 225
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets - technology-related	321
Inventory	1
Cash	5
Other assets	2
Other liabilities	(7)
Trade and other payables	(1)
Net deferred tax liability	(71)
Net assets	250
Goodwill	140
Consideration	$ 390